Depreciation and Amortization	12 Months Ended
Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [abstract]
Depreciation and Amortization [Text Block]

19.  Depreciation and Amortization

The following table presents total depreciation and amortization expense of property and equipment, intangible assets, and right-of-use assets by function:

	2022	2021	2020
General and administrative	$123,960	$95,310	$89,307
Selling and marketing	129,265	16,443	-
Research and development	73,266	29,237	14,090
Total depreciation and amortization	$326,491	$140,990	$103,397